UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Wahed Dow Jones Islamic World ETF
UMMA (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at  1-855-976-4747.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Wahed Dow Jones Islamic World ETF	$35	0.65%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$169,840,629
Number of Holdings	95
Net Advisory Fee	$501,915
Portfolio Turnover	7%
30-Day SEC Yield	1.00%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top Sectors	(%)
Technology	38.3%
Health Care	18.4%
Industrials	14.1%
Materials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	7.5%
Energy	1.7%
Communications	1.2%
Real Estate	0.5%
Cash & Other	0.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
ASML Holding NV	4.6%
Infineon Technologies AG	4.0%
Samsung Electronics Co. Ltd.	3.6%
AstraZeneca PLC	3.2%
Roche Holding AG	3.1%
Nestle SA	2.8%
Novartis AG	2.8%
SAP SE	2.6%
SK hynix, Inc.	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/umma.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed Dow Jones Islamic World ETF	PAGE 1	TSR-SAR-53656F268

Wahed FTSE USA Shariah ETF
HLAL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at  1-855-976-4747.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Wahed FTSE USA Shariah ETF	$28	0.50%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$711,508,355
Number of Holdings	197
Net Advisory Fee	$1,664,094
Portfolio Turnover	3%
30-Day SEC Yield	0.50%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top Sectors	(%)
Manufacturing	50.3%
Information	22.3%
Professional, Scientific, and Technical Services	14.4%
Mining, Quarrying, and Oil and Gas Extraction	3.7%
Wholesale Trade	2.1%
Retail Trade	1.6%
Real Estate and Rental and Leasing	1.4%
Administrative and Support and Waste Management and Remediation Services	1.0%
Transportation and Warehousing	0.8%
Cash & Other	2.4%

Top 10 Issuers	(%)
Apple, Inc.	15.2%
Microsoft Corp.	13.6%
Alphabet, Inc.	12.6%
Meta Platforms, Inc.	5.3%
Tesla, Inc.	4.5%
Exxon Mobil Corp.	1.9%
Johnson & Johnson	1.9%
Advanced Micro Devices, Inc.	1.3%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/hlal.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed FTSE USA Shariah ETF	PAGE 1	TSR-SAR-53656F607

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Wahed Dow Jones Islamic World ETF
(UMMA)
Wahed FTSE USA Shariah ETF
(HLAL)
Semi-Annual Financial Statements & Additional Information
November 30, 2025 (Unaudited)

Wahed Dow Jones Islamic World ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Apparel & Textile Products - 2.6%
adidas AG	3,328	$619,515
Cie Financière Richemont SA	10,280	2,180,315
Hermes International SCA	647	1,576,840
		4,376,670
Automotive - 1.5%
BYD Co. Ltd. - Class H	88,737	1,111,264
Denso Corp.	36,224	478,073
Ferrari NV	2,289	897,366
		2,486,703
Biotech & Pharmaceutical - 15.2%
AstraZeneca PLC	29,791	5,515,946
Chugai Pharmaceutical Co. Ltd.	11,962	641,908
CSL Ltd.	9,484	1,158,709
Daiichi Sankyo Co. Ltd.	35,005	866,769
GSK PLC	77,437	1,837,631
Novartis AG	36,154	4,704,365
Novo Nordisk AS – Class B	54,326	2,675,991
Otsuka Holdings Co. Ltd.	10,163	576,110
Roche Holding AG	13,172	5,042,746
Roche Holding AG – Bearer Shares	543	215,996
Sanofi SA	20,176	2,008,093
UCB SA	2,293	640,005
		25,884,269
Chemicals - 2.3%
Air Liquide SA	11,055	2,118,471
Givaudan SA	155	653,820
Shin-Etsu Chemical Co. Ltd.	36,176	1,090,033
		3,862,324
Commercial Support Services - 3.1%
Compass Group PLC	32,904	1,034,135
Recruit Holdings Co. Ltd.	30,612	1,570,520
RELX PLC	33,861	1,359,878
Waste Connections, Inc.	4,884	869,244
Wolters Kluwer NV	4,265	453,397
		5,287,174
Construction Materials - 0.9%
Holcim AG	9,536	893,328
Sika AG	3,039	598,944
		1,492,272

The accompanying notes are an integral part of these financial statements.

1

Wahed Dow Jones Islamic World ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Industrials - 1.7%
Hitachi Ltd.	89,747	$2,857,181
E-Commerce Discretionary - 1.4%
JD.com, Inc. - ADR	26,528	791,330
PDD Holdings, Inc. - ADR(a)	14,169	1,644,738
		2,436,068
Electrical Equipment - 5.8%
ABB Ltd.	29,615	2,128,872
Assa Abloy AB - Class B	19,460	739,879
Daikin Industries Ltd.	5,571	724,176
Legrand SA	4,932	747,247
Mitsubishi Electric Corp.	40,995	1,109,400
Schneider Electric SE	10,244	2,746,285
Siemens Energy AG(a)	12,744	1,705,294
		9,901,153
Food - 3.2%
Chocoladefabriken Lindt & Spruengli AG = Registered Shares	2	297,902
Chocoladefabriken Lindt & Spruengli AG	18	264,973
Nestle SA	48,572	4,829,071
		5,391,946
Health Care Facilities & Services - 0.5%
Lonza Group AG	1,331	911,701
Household Products - 3.9%
Haleon PLC	178,136	875,432
L’Oreal SA	4,447	1,938,460
Reckitt Benckiser Group PLC	12,923	1,002,032
Unilever PLC	46,798	2,817,603
		6,633,527
Internet Media & Services - 1.2%
Meituan - Class B(a)(b)	94,776	1,247,757
Trip.com Group Ltd. - ADR	10,818	756,395
		2,004,152
IT Services - 1.8%
Fujitsu Ltd.	33,738	896,581
Infosys Ltd. - ADR	65,075	1,137,511
NEC Corp.	25,708	970,496
		3,004,588
Leisure Facilities & Services - 0.4%
Amadeus IT Group SA	8,537	627,549
Machinery - 2.2%
Atlas Copco AB - Class A	46,593	791,391
Atlas Copco AB - Class B	29,073	444,799

The accompanying notes are an integral part of these financial statements.

2

Wahed Dow Jones Islamic World ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - (Continued)
FANUC Corp.	17,374	$559,575
Keyence Corp.	3,742	1,274,270
Komatsu Ltd.	18,246	598,885
		3,668,920
Medical Equipment & Devices - 2.7%
Alcon AG	9,535	758,335
EssilorLuxottica SA	5,336	1,911,686
FUJIFILM Holdings Corp.	23,593	507,994
Hoya Corp.	6,533	981,729
Terumo Corp.	28,704	448,816
		4,608,560
Metals & Mining - 6.0%
Agnico Eagle Mines Ltd.	9,531	1,666,771
Barrick Mining Corp.	31,439	1,317,730
BHP Group Ltd.	97,938	2,676,361
Cameco Corp.	8,586	763,412
Gold Fields Ltd.	17,247	723,896
Rio Tinto Ltd.	7,041	610,799
Rio Tinto PLC	20,443	1,468,650
Wheaton Precious Metals Corp.	8,901	979,905
		10,207,524
Oil & Gas Supply Chain - 1.7%
Canadian Natural Resources Ltd.	38,839	1,317,526
LUKOIL PJSC - ADR(a)(c)	224	0
Suncor Energy, Inc.	35,144	1,584,196
		2,901,722
Retail - Consumer Staples - 0.4%
Dollarama, Inc.	5,230	750,144
Retail - Discretionary - 2.3%
Fast Retailing Co. Ltd.	4,013	1,469,419
Industria de Diseno Textil SA	21,303	1,192,895
Wesfarmers Ltd.	21,699	1,165,165
		3,827,479
Semiconductors - 28.2%(d)
Advantest Corp.	13,934	1,837,181
ASML Holding NV	7,442	7,802,501
Disco Corp.	1,540	431,555
Infineon Technologies AG	160,389	6,762,450
SK hynix, Inc.	9,581	3,452,847
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	89,178	25,996,279
Tokyo Electron Ltd.	7,925	1,614,963
		47,897,776

The accompanying notes are an integral part of these financial statements.

3

Wahed Dow Jones Islamic World ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 3.1%
Constellation Software, Inc.	376	$912,253
SAP SE	17,948	4,344,005
		5,256,258
Specialty Finance - 0.4%
Experian PLC	17,213	757,881
Technology Hardware - 5.2%
Canon, Inc.	17,255	509,302
Murata Manufacturing Co. Ltd.	33,338	686,415
Samsung Electronics Co. Ltd.	88,436	6,043,462
Xiaomi Corp. - Class B(a)(b)	315,836	1,664,045
		8,903,224
Transportation & Logistics - 1.3%
Canadian National Railway Co.	10,596	1,017,225
Canadian Pacific Kansas City Ltd.	17,194	1,248,555
		2,265,780
TOTAL COMMON STOCKS (Cost $136,759,681)		168,202,545
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Goodman Group	39,007	759,235
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $902,354)		759,235

	Contracts
WARRANTS - 0.0%(e)
Software - 0.0%(e)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(c)(g)(h)	122	0(f)
TOTAL WARRANTS (Cost $0)		0(f)
TOTAL INVESTMENTS - 99.5% (Cost $137,662,035)		$168,961,780
Other Assets in Excess of Liabilities - 0.5%		878,849
TOTAL NET ASSETS - 100.0%		$169,840,629

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $2,911,802 or 1.7% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

4

Wahed Dow Jones Islamic World ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(d)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)	Rounds to zero.
(g)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(h)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$168,202,545	$—	$0(a)	$168,202,545
Real Estate Investment Trusts	759,235	—	—	759,235
Warrants	—	—	0(a)	0(a)
Total Investments	$168,961,780	$—	$0(a)	$168,961,780

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Rounds to zero. The security classified as Level 3 is deemed immaterial.
Level 3 Reconciliation Disclosure

Common Stocks
Balance as of May 31, 2025	$—
Realized gain (loss)	—
Change in unrealized net depreciation	—
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of November 30, 2025	$—
Change in Net unrealized appreciation/depreciation during the year for Level 3 investments held at November 30, 2025	$—

The Level 3 investments as of November 30, 2025, represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
The accompanying notes are an integral part of these financial statements.

5

Wahed Dow Jones Islamic World ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)
Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

Taiwan	$25,996,279	15.3%
Switzerland	23,480,368	13.8
Japan	22,701,351	13.4
United Kingdom	15,911,307	9.4
Germany	13,431,264	8.0
France	13,047,082	7.6
Canada	12,426,961	7.2
South Korea	9,496,309	5.5
Netherlands	8,255,898	4.9
Australia	6,370,269	3.8
China	4,814,396	2.8
Denmark	2,675,991	1.6
Ireland	2,402,619	1.4
Sweden	1,976,069	1.2
Spain	1,820,444	1.1
India	1,137,511	0.7
Italy	897,366	0.5
Singapore	756,395	0.5
South Africa	723,896	0.4
Belgium	640,005	0.4
Russia	0	—
Other Assets in Excess of Liabilities	878,849	0.5
	$169,840,629	100.0%

The accompanying notes are an integral part of these financial statements.

6

Wahed FTSE USA Shariah ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Automobiles and Parts - 4.6%
Aptiv PLC(a)	5,857	$454,210
Genuine Parts Co.	3,715	484,436
Tesla, Inc.(a)	74,532	32,061,431
		33,000,077
Basic Resources - 0.9%
Fastenal Co.	30,734	1,241,653
International Paper Co.	14,038	554,220
Newmont Corp.	28,273	2,565,209
Nucor Corp.	6,153	981,342
Southern Copper Corp.	2,210	297,818
Steel Dynamics, Inc.	3,643	611,405
		6,251,647
Chemicals - 1.1%
CF Industries Holdings, Inc.	4,268	335,892
Ecolab, Inc.	6,671	1,835,592
International Flavors & Fragrances, Inc.	6,857	476,424
Linde PLC	12,578	5,161,005
LyondellBasell Industries NV - Class A	6,856	335,876
		8,144,789
Construction and Materials - 1.4%
Carrier Global Corp.	21,461	1,177,780
CRH PLC	18,164	2,178,953
Martin Marietta Materials, Inc.	1,610	1,003,416
Quanta Services, Inc.	3,948	1,835,346
Trane Technologies PLC	5,956	2,510,335
Vulcan Materials Co.	3,503	1,041,232
		9,747,062
Consumer Products and Services - 2.2%
DR Horton, Inc.	7,220	1,148,052
eBay, Inc.	12,214	1,011,197
Electronic Arts, Inc.	6,757	1,365,117
Estee Lauder Cos., Inc. - Class A	6,263	589,160
Garmin Ltd.	4,385	856,478
Lennar Corp. - Class A	6,117	803,162
Lululemon Athletica, Inc.(a)	2,820	519,388
NIKE, Inc. - Class B	30,985	2,002,561
NVR, Inc.(a)	77	578,061
PulteGroup, Inc.	5,353	680,848
Rollins, Inc.	7,518	462,207
Take-Two Interactive Software, Inc.(a)	4,907	1,207,466
Uber Technologies, Inc.(a)	52,086	4,559,608
		15,783,305

The accompanying notes are an integral part of these financial statements.

7

Wahed FTSE USA Shariah ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - 5.2%
Baker Hughes Co.	26,389	$1,324,728
Chevron Corp.	51,399	7,767,931
ConocoPhillips	33,892	3,005,881
Devon Energy Corp.	16,653	617,160
EOG Resources, Inc.	14,356	1,548,295
Expand Energy Corp.	5,890	718,168
Exxon Mobil Corp.	116,017	13,448,691
First Solar, Inc.(a)	2,674	729,788
Halliburton Co.	22,390	587,066
Marathon Petroleum Corp.	8,283	1,604,665
Occidental Petroleum Corp.	19,377	813,834
Phillips 66	10,921	1,495,740
SLB Ltd.	40,875	1,481,310
Texas Pacific Land Corp.	515	445,109
Valero Energy Corp.	8,360	1,477,714
		37,066,080
Food, Beverage and Tobacco - 1.1%
Archer-Daniels-Midland Co.	12,753	774,617
Corteva, Inc.	18,315	1,235,713
DuPont de Nemours, Inc.	11,210	445,822
Hershey Co.	3,896	732,760
Keurig Dr Pepper, Inc.	34,794	970,752
McCormick & Co., Inc.	6,785	457,852
Mondelez International, Inc. - Class A	34,619	1,993,016
Monster Beverage Corp.(a)	18,684	1,401,113
		8,011,645
Health Care - 11.1%
Abbott Laboratories	46,165	5,950,669
Agilent Technologies, Inc.	7,693	1,180,876
Align Technology, Inc.(a)	1,833	269,799
Biogen, Inc.(a)	3,916	713,064
Boston Scientific Corp.(a)	39,041	3,965,785
Cardinal Health, Inc.	6,424	1,363,558
Cooper Cos., Inc.(a)	5,218	406,639
Danaher Corp.	17,085	3,874,536
Edwards Lifesciences Corp.(a)	15,416	1,336,105
GE HealthCare Technologies, Inc.	12,080	966,279
Gilead Sciences, Inc.	33,342	4,195,757
Hologic, Inc.(a)	5,970	447,571
IDEXX Laboratories, Inc.(a)	2,166	1,630,738
Illumina, Inc.(a)	4,206	552,879
Insulet Corp.(a)	1,879	614,790
Intuitive Surgical, Inc.(a)	9,538	5,469,852
Johnson & Johnson	63,887	13,219,498

The accompanying notes are an integral part of these financial statements.

8

Wahed FTSE USA Shariah ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Labcorp Holdings, Inc.	2,244	$603,142
Medtronic PLC	34,335	3,616,506
Merck & Co., Inc.	67,465	7,072,356
Pfizer, Inc.	152,099	3,915,028
Regeneron Pharmaceuticals, Inc.	2,807	2,189,993
ResMed, Inc.	3,913	1,001,063
STERIS PLC	2,635	701,648
Stryker Corp.	9,218	3,421,537
Thermo Fisher Scientific, Inc.	10,110	5,973,291
Vertex Pharmaceuticals, Inc.(a)	6,660	2,887,843
Waters Corp.(a)	1,597	644,262
West Pharmaceutical Services, Inc.	1,918	531,765
Zimmer Biomet Holdings, Inc.	5,307	517,539
		79,234,368
Industrial Goods and Services - 4.9%
3M Co.	14,304	2,461,003
Allegion PLC	2,305	382,699
Cintas Corp.	9,207	1,712,686
Cummins, Inc.	3,630	1,807,667
Dover Corp.	3,638	674,049
Dow, Inc.	18,949	451,934
Emerson Electric Co.	14,802	1,974,291
Expeditors International of Washington, Inc.	3,668	538,829
FedEx Corp.	5,584	1,539,397
Ferguson Enterprises, Inc.	5,188	1,305,664
Fortive Corp.	9,096	486,454
GE Vernova, Inc.	7,318	4,389,117
Hubbell, Inc.	1,434	618,671
IDEX Corp.	2,027	352,556
Ingersoll Rand, Inc.	10,811	868,556
Jacobs Solutions, Inc.	3,216	433,549
JB Hunt Transport Services, Inc.	2,122	369,143
Johnson Controls International PLC	17,681	2,056,477
Old Dominion Freight Line, Inc.	4,996	675,909
PACCAR, Inc.	13,800	1,454,796
Packaging Corp. of America	2,366	482,830
Pentair PLC	4,384	461,372
PPG Industries, Inc.	6,088	609,044
Ralliant Corp.	3,034	149,789
Rockwell Automation, Inc.	3,035	1,201,435
Smurfit WestRock PLC	13,220	471,822
Snap-on, Inc.	1,370	465,868
Trimble, Inc.(a)	6,362	517,994

The accompanying notes are an integral part of these financial statements.

9

Wahed FTSE USA Shariah ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Goods and Services - (Continued)
United Parcel Service, Inc. - Class B	19,650	$1,882,273
Veralto Corp.	6,390	646,796
Westinghouse Air Brake Technologies Corp.	4,547	948,277
WW Grainger, Inc.	1,221	1,158,277
Xylem, Inc.	6,364	895,224
Zebra Technologies Corp. - Class A(a)	1,367	345,509
		34,789,957
Media - 0.2%
Liberty Media Corp.-Liberty Formula One - Class A(a)	610	53,607
Liberty Media Corp.-Liberty Formula One - Class C(a)	5,618	539,216
News Corp. - Class A	10,127	260,061
News Corp. - Class B	3,000	88,290
Omnicom Group, Inc.	5,178	370,848
		1,312,022
Personal Care, Drug and Grocery Stores - 2.2%
Cencora, Inc.	4,890	1,804,068
Church & Dwight Co., Inc.	6,588	561,034
Kenvue, Inc.	50,213	871,195
McKesson Corp.	3,351	2,952,633
Procter & Gamble Co.	62,892	9,318,079
		15,507,009
Real Estate - 0.2%
CBRE Group, Inc. - Class A(a)	7,590	1,228,290
Retail - 1.3%
Burlington Stores, Inc.(a)	1,688	425,764
Dollar Tree, Inc.(a)	5,439	602,695
Ross Stores, Inc.	8,632	1,522,339
TJX Cos., Inc.	29,953	4,550,460
Tractor Supply Co.	14,232	779,629
Ulta Beauty, Inc.(a)	1,214	654,140
Williams-Sonoma, Inc.	3,178	572,072
		9,107,099
Technology - 59.9%(b)
Adobe, Inc.(a)	11,401	3,649,802
Advanced Micro Devices, Inc.(a)	43,119	9,379,676
Alphabet, Inc. - Class A	154,997	49,626,939
Alphabet, Inc. - Class C	126,117	40,372,574
Analog Devices, Inc.	13,282	3,524,246
Apple, Inc.	388,792	108,414,649
Applied Materials, Inc.	21,480	5,418,330
Autodesk, Inc.(a)	5,708	1,731,465
Cadence Design Systems, Inc.(a)	7,231	2,254,915

The accompanying notes are an integral part of these financial statements.

10

Wahed FTSE USA Shariah ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Corning, Inc.	20,910	$1,760,622
Dell Technologies, Inc. - Class C	8,063	1,075,201
Docusign, Inc.(a)	5,358	371,577
F5, Inc.(a)	1,545	369,502
Flex Ltd.(a)	10,028	592,755
Gartner, Inc.(a)	1,998	465,015
GLOBALFOUNDRIES, Inc.(a)	2,672	95,765
Hewlett Packard Enterprise Co.	35,113	767,921
HP, Inc.	25,252	616,654
Intel Corp.(a)	117,152	4,751,685
KLA Corp.	3,569	4,195,252
Lam Research Corp.	34,187	5,333,172
Marvell Technology, Inc.	23,134	2,068,180
Meta Platforms, Inc. - Class A	58,197	37,708,746
Microchip Technology, Inc.	14,543	779,214
Micron Technology, Inc.	29,920	7,075,482
Microsoft Corp.	197,266	97,056,845
Monolithic Power Systems, Inc.	1,244	1,154,643
NXP Semiconductors NV	6,817	1,328,906
Okta, Inc.(a)	4,356	349,917
ON Semiconductor Corp.(a)	11,293	567,360
Palo Alto Networks, Inc.(a)	17,502	3,327,655
PTC, Inc.(a)	3,199	561,201
Qnity Electronics, Inc.	5,605	454,509
QUALCOMM, Inc.	28,809	4,842,505
Roper Technologies, Inc.	2,877	1,283,775
Salesforce, Inc.	24,960	5,754,278
ServiceNow, Inc.(a)	5,472	4,445,508
Strategy, Inc.(a)	7,015	1,242,918
Super Micro Computer, Inc.(a)	13,809	467,435
TE Connectivity PLC	7,756	1,754,019
Teradyne, Inc.	4,232	769,759
Texas Instruments, Inc.	24,103	4,055,812
Twilio, Inc. - Class A(a)	3,788	491,266
Tyler Technologies, Inc.(a)	1,145	537,715
Vertiv Holdings Co. - Class A	9,937	1,785,977
Western Digital Corp.	9,179	1,499,206
		426,130,548
Telecommunications - 2.1%
AT&T, Inc.	187,811	4,886,842
Cisco Systems, Inc.	106,566	8,199,188
Motorola Solutions, Inc.	4,466	1,650,991
Ubiquiti, Inc.	115	67,055
		14,804,076

The accompanying notes are an integral part of these financial statements.

11

Wahed FTSE USA Shariah ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Travel and Leisure - 0.1%
Delta Air Lines, Inc.	4,384	$281,015
Southwest Airlines Co.	3,495	121,661
United Airlines Holdings, Inc.(a)	2,193	223,598
		626,274
Utilities - 0.1%
Atmos Energy Corp.	4,176	736,521
TOTAL COMMON STOCKS (Cost $477,274,158)		701,480,769
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Real Estate - 1.3%
Digital Realty Trust, Inc.	8,954	1,433,714
Prologis, Inc.	24,510	3,150,270
Sun Communities, Inc.	3,360	432,902
Welltower, Inc.	17,916	3,730,470
Weyerhaeuser Co.	19,408	431,052
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,249,033)		9,178,408
TOTAL INVESTMENTS - 99.9% (Cost $484,523,191)		$710,659,177
Other Assets in Excess of Liabilities - 0.1%		849,178
TOTAL NET ASSETS - 100.0%		$711,508,355

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$701,480,769	$—	$—	$701,480,769
Real Estate Investment Trusts	9,178,408	—	—	9,178,408
Total Investments	$710,659,177	$—	$—	$710,659,177

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

WAHED ETFs
Statements of Assets and Liabilities
November 30, 2025 (Unaudited)

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
ASSETS:
Investments, at value	$168,961,780	$710,659,177
Cash	582,169	321,494
Dividend tax reclaims receivable	222,874	5,017
Dividends receivable	124,354	811,937
Foreign currency, at value	38,420	—
Total assets	169,929,597	711,797,625
LIABILITIES:
Payable to adviser	88,968	289,270
Total liabilities	88,968	289,270
NET ASSETS	$ 169,840,629	$711,508,355
Net Assets Consists of:
Paid-in capital	$141,813,755	$485,980,275
Total distributable earnings	28,026,874	225,528,080
Total net assets	$ 169,840,629	$711,508,355
Net assets	$169,840,629	$711,508,355
Shares issued and outstanding(a)	5,950,000	11,400,000
Net asset value per share	$28.54	$62.41
Cost:
Investments, at cost	$137,662,035	$484,523,191
Foreign currency, at cost	$38,333	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

13

WAHED ETFs
Statements of Operations
For the Period Ended November 30, 2025 (Unaudited)

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
INVESTMENT INCOME:
Dividend income	$923,310	$3,556,078
Dividend withholding tax reclaims	35,470	28,192
Less: Issuance fees	(1,711)	(127)
Less: Dividend withholding taxes	(132,907)	(30,294)
Total investment income	824,162	3,553,849
EXPENSES:
Investment advisory fee	501,915	1,664,094
Tax expense	185	185
Total expenses	502,100	1,664,279
NET INVESTMENT INCOME	322,062	1,889,570
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,099,440	20,687,706
Foreign currency translation	(18,102)	—
Net realized gain	1,081,338	20,687,706
Net change in unrealized appreciation (depreciation) on:
Investments	16,995,816	110,988,026
Foreign currency translation	(1,558)	—
Net change in unrealized appreciation (depreciation)	16,994,258	110,988,026
Net realized and unrealized gain	18,075,596	131,675,732
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,397,658	$133,565,302

The accompanying notes are an integral part of these financial statements.

14

WAHED ETFs
Statements of Changes in Net Assets

	Wahed Dow Jones Islamic World ETF		Wahed FTSE USA Shariah ETF
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income	$322,062	$1,238,534	$1,889,570	$3,639,644
Net realized gain	1,081,338	903,121	20,687,706	6,060,903
Net change in unrealized appreciation (depreciation)	16,994,258	5,190,775	110,988,026	18,607,827
Net increase in net assets from operations	18,397,658	7,332,430	133,565,302	28,308,374
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,376,745)	(975,231)	(2,016,025)	(3,754,182)
Total distributions to shareholders	(1,376,745)	(975,231)	(2,016,025)	(3,754,182)
CAPITAL TRANSACTIONS:
Creations	26,691,060	39,145,500	47,813,482	161,049,600
Redemptions	(5,347,405)	(6,200,730)	(64,649,122)	(40,729,658)
ETF transaction fees (See Note 4)	758	2,232	—	—
Net increase (decrease) in net assets from capital transactions	21,344,413	32,947,002	(16,835,640)	120,319,942
NET INCREASE IN NET ASSETS	38,365,326	39,304,201	114,713,637	144,874,134
NET ASSETS:
Beginning of the period	131,475,303	92,171,102	596,794,718	451,920,584
End of the period	$ 169,840,629	$131,475,303	$711,508,355	$596,794,718
SHARES TRANSACTIONS
Creations	1,000,000	1,600,000	850,000	3,175,000
Redemptions	(200,000)	(250,000)	(1,125,000)	(800,000)
Total increase (decrease) in shares outstanding	800,000	1,350,000	(275,000)	2,375,000

The accompanying notes are an integral part of these financial statements.

15

Wahed Dow Jones Islamic World ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,			Period Ended May 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$25.53	$24.26	$20.97	$20.70	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.27	0.30	0.31	0.25
Net realized and unrealized gain (loss) on investments(c)	3.19	1.21	3.18	0.30	(4.44)
Total from investment operations	3.25	1.48	3.48	0.61	(4.19)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.21)	(0.19)	(0.34)	(0.13)
Total distributions	(0.24)	(0.21)	(0.19)	(0.34)	(0.13)
ETF transaction fees per share(b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.02
Net asset value, end of period	$28.54	$25.53	$24.26	$20.97	$20.70
Total return(e)	12.79%	6.14%	16.66%	3.20%	−16.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$169,841	$131,475	$92,171	$42,981	$32,077
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%	—%
Ratio of net investment income to average net assets(f)	0.42%	1.09%	1.34%	1.56%	2.91%
Portfolio turnover rate(e)(h)	7%	15%	11%	11%	8%

(a)	Inception date of the Fund was January 6, 2022.
(b)	Calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Wahed FTSE USA Shariah ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$51.12	$48.59	$40.24	$38.50	$36.50	$26.00
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.34	0.33	0.40	0.40	0.36
Net realized and unrealized gain on investments(b)	11.30	2.54	8.28	1.74	1.96	10.44
Total from investment operations	11.46	2.88	8.61	2.14	2.36	10.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.35)	(0.26)	(0.40)	(0.36)	(0.30)
Total distributions	(0.17)	(0.35)	(0.26)	(0.40)	(0.36)	(0.30)
ETF transaction fees per share(a)	—	—	0.00(c)	—	—	—
Net asset value, end of period	$62.41	$51.12	$48.59	$40.24	$38.50	$36.50
Total return(d)	22.46%	5.91%	21.47%	5.70%	6.43%	41.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$711,508	$596,795	$451,921	$242,453	$167,486	$109,505
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of tax expenses to average net assets(e)	0.00%(f)	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets(e)	0.57%	0.67%	0.73%	1.10%	1.01%	1.08%
Portfolio turnover rate(d)(g)	3%	10%	7%	29%	16%	19%

(a)	Calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)
1. ORGANIZATION
The Wahed Dow Jones Islamic World ETF (“UMMA”) and Wahed FTSE USA Shariah ETF (“HLAL”) (each a “Fund” and collectively, the “Funds”) are diversified and non-diversified series, respectively, of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
UMMA is an actively-managed ETF. The Fund’s objective is to seek long-term capital appreciation. UMMA seeks to achieve its objective by investing in a portfolio of global companies (excluding U.S. domiciled companies) the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. Wahed Invest LLC (“Wahed” or the “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic International Titans 100 Index (the “Index”). The Index is a data-driven index owned and maintained by S&P Dow Jones Indices, and is designed to measure the stock performance of the largest ex-U.S. companies that have passed rules-based screens for adherence to Shariah investment guidelines.
HLAL is a passively-managed exchange-traded fund (“ETF”). The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions;

18

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of November 30, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

19

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of November 30, 2025, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of

20

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
November 30, 2025, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At November 30, 2025, the Funds’ fiscal period end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Wahed, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of UMMA’s average daily net assets and at an annual rate of 0.50% of HLAL’s average daily net assets. Wahed has agreed to pay all expenses of the Funds except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) serves as each Fund’s distributor pursuant to an ETF Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change

21

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Unit Transaction Fee charged by the Funds for each creation order is as follows:

Wahed Dow Jones Islamic World ETF	$2,000
Wahed FTSE USA Shariah ETF	500

An additional variable fee, payable to the Funds, of up to 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Period Ended November 30, 2025
	Ordinary Income(1)	Long-Term Capital Gain
Wahed Dow Jones Islamic World ETF	$1,376,745	$—
Wahed FTSE USA Shariah ETF	2,016,025	—

	Fiscal Year Ended May 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain
Wahed Dow Jones Islamic World ETF	$975,231	$—
Wahed FTSE USA Shariah ETF	3,754,182	—

(1)	Ordinary income may include short-term capital gains.

22

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
At May 31, 2025, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
Federal Tax Cost of Investments	$116,493,260	$490,270,096
Gross Tax Unrealized Appreciation	$22,067,027	$140,058,055
Gross Tax Unrealized Depreciation	(9,177,446)	(35,765,190)
Net Tax Unrealized Appreciation (Depreciation)	12,889,581	104,292,865
Undistributed Ordinary Income	1,133,413	809,672
Other Accumulated Gain (Loss)	(3,017,033)	(11,123,734)
Total Distributable Earnings / (Accumulated Losses)	$11,005,961	$93,978,803

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and passive foreign investment companies.
The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At May 31, 2025, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
Wahed Dow Jones Islamic World ETF	$—	$—	$3,017,033
Wahed FTSE USA Shariah ETF	—	7,875,444	3,248,290

6. INVESTMENT TRANSACTIONS
During the period ended November 30, 2025, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Wahed Dow Jones Islamic World ETF	$1,962,830	$(19,062)
Wahed FTSE USA Shariah ETF	25,056,038	(1,253,033)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended November 30, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Wahed Dow Jones Islamic World ETF	$12,335,878	$10,476,351	$24,570,378	$4,907,890
Wahed FTSE USA Shariah ETF	23,102,904	21,591,406	47,008,070	63,623,698

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

23

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. OPERATING SEGMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Manager, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
On December 26, 2025, the Funds paid a distribution to shareholders of record on December 24, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Wahed Dow Jones Islamic World ETF	$0.004	$27,342
Wahed FTSE USA Shariah ETF	0.077	880,194

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that need to be recorded or disclosed in the Funds’ financial statements.

24

WAHED ETFs
ADDITIONAL INFORMATION
November 30, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Included as a component of the Annual Financial Statements and Additional Information as of May 31, 2025.
TAX INFORMATION
Each Fund designated 100.00% of its ordinary income distribution for the most recent fiscal year ended May 31, 2025, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the fiscal year ended May 31, 2025, 0.00% and 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Wahed Dow Jones Islamic World ETF and Wahed FTSE USA Shariah ETF, respectively.
For the fiscal year ended May 31, 2025, Wahed FTSE USA Shariah ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code:

	Foreign Source Income Earned	Foreign Taxes Paid
Wahed FTSE USA Shariah ETF	$2,236,672	$260,430

25

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	2/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	2/3/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	2/2/2026

* Print the name and title of each signing officer under his or her signature.